UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Boulevard, Hauppauge, NY               11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

3/31

Date of reporting period:12/31/08

Item 1.  Schedule of Investments.

Roanoke Small-Cap Growth Fund

Schedule of Investments (Unaudited)
December 31, 2008
	Shares	Market Value
COMMON STOCK - 98.44%
Application Software - 1.54%
Verint Systems, Inc.*	17,500	$ 122,500

Commercial Services - 15.30%
American Public Education*	3,765	140,020
Geo Group, Inc.*	22,900	412,887
Heartland Payment Systems, Inc.	22,300	390,250
Parexel International Corp.*	28,400	275,764
		1,218,921
Communications Software - 1.16%
Avid Technology, Inc.*	8,500	92,735

Electronics - 4.34%
Daktronics, Inc.	27,000	252,720
Orbotech, Ltd.*	23,100	92,862
		345,582
Engineering & Construction - 3.41%
Perini Corp.*	11,633	271,980

Entertainment Software - 3.73%
Activision, Inc.*	34,400	297,216
		297,216
Healthcare Devices - 13.04%
Gen-Probe, Inc.*	7,700	329,868
Nuvasive, Inc.*	8,300	287,595
Orthofix International NV.*	5,400	82,782
PSS World Medical, Inc.*	18,000	338,760
		1,039,005
Healthcare Services - 2.02%
Healthways, Inc.*	14,000	160,720

Insurance - 1.31%
Brown & Brown, Inc.	5,000	104,500

Roanoke Small-Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)
December 31, 2008
	Shares	Market Value
Internet - 1.53%
Constant Contact, Inc.*	9,200	$ 121,900

Medical Information System - 3.47%
Phase Forward, Inc.*	22,100	276,692

Miscellaneous Manufacturing - 3.93%
Hexcel Corp.*	42,400	313,336

Oil & Gas - 12.57%
Newfield Exploration Co.*	11,250	222,188
Tesco Corp.*	35,650	254,541
XTO Energy, Inc.	14,873	524,570
		1,001,299
Pharmaceuticals - 9.71%
BioScrip, Inc.*	112,500	249,750
Catalyst Health Solutions Inc.*	21,500	523,525
		773,275
Retail - Apparel - 2.76%
J Crew Group, Inc.*	7,725	94,245
Urban Outfitters Inc.*	8,400	125,832
		220,077
Retail - Sporting Goods - 2.04%
Zumiez, Inc.*	21,800	162,410

Semiconductors - 6.34%
ATMI, Inc.*	20,800	320,944
AXT, Inc.*	59,000	79,650
O2Micro International Ltd.- ADR*	53,200	104,272
		504,866
Telecommunication - 6.36%
Arris Group, Inc.*	40,200	319,590
Globecomm Systems, Inc.*	34,000	186,660
		506,250

Roanoke Small-Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)
December 31, 2008
	Shares	Market Value
Transactional Software - 3.88%
Bottomline Technologies, Inc.*	43,500	$ 308,850

TOTAL COMMON STOCK
(Cost - $10,961,541)		7,842,114

Total Investments - 98.44%
(Cost - 10,961,541)		7,842,114
Other Assets less Liabilities - 1.56%		124,186
NET ASSETS - 100.00%		$ 7,966,300

___________
*Non-income producing security
+Reflects yield at December 31, 2008
ADR- American Depositary Receipt

At December 31, 2008, net unrealized depreciation on investment securities, for book purposes, was as follows:
Aggregate gross unrealized appreciation for all investments for which there was an
excess of value over cost		$ 1,431,756
Aggregate gross unrealized depreciation for all investments for which there was an
excess of cost over value		(4,551,183)
Net unrealized depreciation		$ (3,119,427)

Roanoke Small-Cap Growth Fund

Schedule of Investments (Unaudited) (Continued)
December 31, 2008

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial
Accounting Standard No. 157 (FAS 157), Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1- Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including fund's own assumption in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investment in Securities ($)	Other Financial Instruments ($)*
Level 1 - Quoted Prices	7,842,114	0
Level 2 - Other Significant Observable Inputs	0	0
Level 3 - Significant Unobservable Inputs	0	0
Total	7,842,114	0
*Other financial instruments include futures, forwards and swap contracts.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

2/27/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

2/27/09

By (Signature and Title)

*/s/ Jim Colantino

       Jim Colantino, Asst. Treasurer

Date

2/27/09